Leases - Schedule of Lease Costs (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating lease cost:
Fixed rent expense			$ 332	$ 378	$ 339
Short-term lease cost				3	15
Net lease cost			332	381	354
SEALS Corp
Operating lease cost:
Net lease cost	$ 172		332
Cost of Sales
Operating lease cost:
Net lease cost			0	0	0
Cost of Sales | SEALS Corp
Operating lease cost:
Net lease cost	0	$ 0
General & Administrative Expenses
Operating lease cost:
Net lease cost			$ 332	$ 381	$ 354
General & Administrative Expenses | SEALS Corp
Operating lease cost:
Net lease cost	$ 172	$ 166